Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 15.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Auto Trust(a)
Series 2021-A Class A
04/15/2027	1.080%	160,281	158,944
ACC Trust(a)
Series 2021-1 Class A
11/20/2023	0.740%	25,466	25,416
American Credit Acceptance Receivables Trust(a)
Series 2021-2 Class A
10/15/2024	0.370%	100,019	99,769
Series 2021-3 Class A
06/13/2025	0.330%	558,256	555,510
Subordinated Series 2020-3 Class B
08/13/2024	1.150%	128,334	128,292
AmeriCredit Automobile Receivables Trust
Series 2021-2 Class A2
11/18/2024	0.260%	114,428	113,882
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	125,000	122,619
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	1,000,000	1,002,996
Carmax Auto Owner Trust
Series 2019-2 Class A4
12/16/2024	2.770%	650,000	654,073
Carvana Auto Receivables Trust
Series 2021-P2 Class A2
07/10/2024	0.300%	381,779	380,554
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	321,773	314,468
Conn’s Receivables Funding LLC(a)
Series 2021-A Class A
05/15/2026	1.050%	299,069	297,186
CPS Auto Receivables Trust(a)
Series 2022-A Class A
04/16/2029	0.980%	137,335	136,113
Credit Acceptance Auto Loan Trust(a)
Series 2020-2A Class A
07/16/2029	1.370%	725,000	717,936
DLL LLC(a)
Series 2019-MT3 Class A3
02/21/2023	2.080%	88,982	89,020
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	525,000	526,057
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-2A Class B
03/16/2026	2.080%	210,844	211,114
Series 2022-1A Class A
04/15/2026	1.580%	525,000	521,966
Exeter Automobile Receivables Trust(a)
Series 2020-2A Class B
07/15/2024	2.080%	29,290	29,300
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	250,360	243,807
Flagship Credit Auto Trust(a)
Series 2021-1 Class A
06/16/2025	0.310%	443,264	440,078
FREED ABS Trust(a)
Series 2021-3FP Class A
11/20/2028	0.620%	60,212	59,945
Subordinated Series 2021-3FP Class B
11/20/2028	1.010%	150,000	146,812
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	766,326	767,683
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class B
09/15/2025	0.770%	300,000	294,058
Harley-Davidson Motorcycle Trust
Series 2020-A Class A3
10/15/2024	1.870%	208,669	208,799
HPEFS Equipment Trust(a)
Series 2021-2A Class A2
09/20/2028	0.300%	273,538	271,815
Hyundai Auto Lease Securitization Trust(a)
Series 2021-B Class A3
06/17/2024	0.330%	500,000	489,234
John Deere Owner Trust
Series 2021-B Class A2
06/17/2024	0.250%	643,019	638,004
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	921,741	904,050
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	189,364	184,248
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	95,771	94,078
Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2022	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	133,785	131,050
Lendingpoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	367,242	366,090
Series 2021-B Class A
02/15/2029	1.110%	377,243	371,680
LendingPoint Asset Securitization Trust(a)
Series 2022-A Class A
06/15/2029	1.680%	643,351	638,250
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	105,982	101,593
Marlette Funding Trust(a)
Series 2021-2A Class A
09/15/2031	0.510%	272,686	267,391
MMAF Equipment Finance LLC(a)
Series 2017-B Class A4
11/15/2024	2.410%	306,525	307,161
Series 2020-A Class A2
04/09/2024	0.740%	225,535	224,030
NextGear Floorplan Master Owner Trust(a)
Series 2019-2A Class A2
10/15/2024	2.070%	1,000,000	1,000,204
Nissan Auto Receivables Owner Trust
Series 2019-C Class A3
07/15/2024	1.930%	445,970	446,834
NMEF Funding LLC(a)
Series 2022-A Class A1
03/15/2023	0.968%	500,260	500,020
Oscar US Funding XIII LLC(a)
Series 2021-2A Class A2
08/12/2024	0.390%	1,017,312	1,011,266
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	643,223	634,156
Series 2021-3 Class A
05/15/2029	1.150%	709,730	696,217
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	675,000	662,297
Pawnee Equipment Receivables LLC(a)
Series 2019-1 Class A2
10/15/2024	2.290%	179,436	179,639
Santander Drive Auto Receivables Trust
Series 2021-2 Class A3
02/18/2025	0.340%	200,000	199,194
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-3 Class A2
05/15/2024	0.290%	408,124	407,491
Series 2022-2 Class A2
10/15/2026	2.120%	575,000	574,517
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	200,000	200,804
Santander Retail Auto Lease Trust(a)
Series 2021-B Class A2
01/22/2024	0.310%	359,702	356,733
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	208,673	205,730
Series 2022-1A Class A
02/15/2028	1.850%	663,858	655,463
Tricolor Auto Securitization Trust(a)
Series 2021-1A Class A
04/15/2024	0.740%	95,964	95,609
United Auto Credit Securitization Trust(a)
Series 2022-1 Class A
07/10/2024	1.110%	180,301	179,634
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	98,017	94,674
Upstart Securitization Trust(a)
Series 2020-3 Class A
11/20/2030	1.702%	90,372	90,073
Series 2021-3 Class A
07/20/2031	0.830%	484,746	476,771
VFI ABS LLC(a)
Series 2022-1A Class A
03/24/2028	2.230%	258,411	255,937
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class B
07/15/2025	1.320%	275,000	274,376
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	300,000	291,116
World Omni Automobile Lease Securitization Trust
Series 2021-A Class A2
04/15/2024	0.210%	887,233	880,907
Total Asset-Backed Securities — Non-Agency (Cost $23,879,992)			23,604,733

Commercial Mortgage-Backed Securities - Non-Agency 1.3%

Citigroup Commercial Mortgage Trust(a)
Series 2012-GC8 Class AS
09/10/2045	3.683%	1,125,000	1,124,971
Citigroup Commercial Mortgage Trust
Series 2013-GC11 Class AAB
04/10/2046	2.690%	183,764	184,290

2	Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A5
06/15/2046	3.337%	700,000	701,080
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $2,047,912)			2,010,341

Corporate Bonds & Notes 22.9%

Aerospace & Defense 0.5%
L3Harris Technologies, Inc.
06/15/2023	3.850%	340,000	344,618
Raytheon Technologies Corp.
03/15/2024	3.200%	350,000	353,892
Total			698,510
Automotive 0.4%
Daimler Trucks Finance North America LLC(a),(b),(c)
SOFR + 1.000% 04/07/2024	1.290%	188,000	188,000
Toyota Motor Credit Corp.
06/14/2024	0.500%	490,000	449,060
Total			637,060
Banking 8.4%
American Express Co.(b)
3-month USD LIBOR + 0.750% 08/03/2023	1.053%	500,000	502,620
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.580% 11/09/2022	0.942%	360,000	360,544
Bank of America Corp.(b)
3-month USD LIBOR + 0.430% 05/28/2024	0.909%	700,000	698,929
Bank of Montreal(b)
SOFR + 0.465% 01/10/2025	0.755%	475,000	470,586
Bank of New York Mellon Corp. (The)(b)
3-month USD LIBOR + 1.050% 10/30/2023	1.349%	485,000	487,211
Bank of Nova Scotia (The)(b)
SOFR + 0.380% 07/31/2024	0.670%	500,000	495,854
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.660% 09/13/2023	1.463%	400,000	400,073
Citigroup, Inc.(b)
3-month USD LIBOR + 1.100% 05/17/2024	1.569%	675,000	678,705
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Bank of Australia(a),(b)
3-month USD LIBOR + 0.820% 06/04/2024	1.342%	375,000	377,475
Cooperatieve Rabobank UA(b)
3-month USD LIBOR + 0.480% 01/10/2023	0.711%	450,000	450,586
Discover Bank
02/06/2023	3.350%	325,000	328,009
DNB Bank ASA(a)
12/02/2022	2.150%	360,000	360,718
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.600% 11/29/2023	2.108%	650,000	658,401
HSBC Holdings PLC(d)
08/17/2024	0.732%	407,000	393,888
JPMorgan Chase & Co.(d)
06/01/2024	1.514%	680,000	670,873
Morgan Stanley(b)
3-month USD LIBOR + 1.220% 05/08/2024	1.559%	650,000	654,409
National Australia Bank Ltd.(a),(b)
3-month USD LIBOR + 0.410% 12/13/2022	1.213%	360,000	360,504
PNC Bank NA(b)
3-month USD LIBOR + 0.500% 07/27/2022	0.768%	426,000	426,314
Royal Bank of Canada(b)
3-month USD LIBOR + 0.660% 10/05/2023	0.869%	349,000	349,868
Skandinaviska Enskilda Banken AB(a),(b)
3-month USD LIBOR + 0.320% 09/01/2023	0.843%	350,000	349,326
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	375,000	366,987
Toronto-Dominion Bank (The)(b)
SOFR + 0.910% 03/08/2024	1.200%	450,000	451,966
Truist Bank(b)
SOFR + 0.200% 01/17/2024	0.490%	400,000	398,470
UBS AG(a)
02/09/2024	0.450%	450,000	430,785
US Bank NA(b)
3-month USD LIBOR + 0.170% 06/02/2023	0.666%	463,000	453,620
Wells Fargo & Co.(b)
3-month USD LIBOR + 1.230% 10/31/2023	1.529%	685,000	688,143

Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2022	3

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.770% 02/26/2024	1.278%	350,000	351,820
Total			12,616,684
Cable and Satellite 0.4%
Charter Communications Operating LLC/Capital(b)
3-month USD LIBOR + 1.650% 02/01/2024	1.967%	350,000	356,785
Comcast Corp.(b)
3-month USD LIBOR + 0.630% 04/15/2024	0.871%	291,000	293,395
Total			650,180
Chemicals 0.3%
DuPont de Nemours, Inc.(b)
3-month USD LIBOR + 1.110% 11/15/2023	1.616%	350,000	353,290
Construction Machinery 0.5%
Caterpillar Financial Services Corp.
03/01/2023	0.250%	375,000	369,353
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.550% 06/07/2023	1.133%	375,000	376,250
Total			745,603
Diversified Manufacturing 0.6%
General Electric Co.
10/09/2022	2.700%	450,000	452,586
Honeywell International, Inc.(b)
3-month USD LIBOR + 0.370% 08/08/2022	0.709%	13,000	13,003
Siemens Financieringsmaatschappij NV(a)
03/11/2023	0.400%	400,000	393,774
Total			859,363
Electric 1.8%
American Electric Power Co., Inc.
12/15/2022	2.950%	350,000	351,419
Consumers Energy Co.
08/15/2023	3.375%	297,000	299,473
DTE Energy Co.
11/01/2022	2.250%	325,000	325,440
Duke Energy Corp.(b)
SOFR + 0.250% 06/10/2023	0.540%	347,000	345,769
Eversource Energy(b)
SOFR + 0.250% 08/15/2023	0.540%	331,000	330,120
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Florida Power & Light Co.(b)
SOFR + 0.380% 01/12/2024	0.670%	178,000	176,969
Mississippi Power Co.(b)
SOFR + 0.300% 06/28/2024	0.590%	219,000	216,845
NextEra Energy Capital Holdings, Inc.(b)
SOFR + 1.020% 03/21/2024	1.310%	281,000	281,223
PPL Electric Utilities Corp.(b)
SOFR + 0.330% 06/24/2024	0.620%	353,000	350,841
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	72,000	69,802
Total			2,747,901
Food and Beverage 0.8%
Campbell Soup Co.
03/15/2023	3.650%	325,000	328,785
ConAgra Foods, Inc.
01/25/2023	3.200%	350,000	352,499
Mondelez International, Inc.
03/17/2024	2.125%	186,000	184,520
PepsiCo, Inc.(b)
3-month USD LIBOR + 0.365% 05/02/2022	0.674%	66,000	66,019
Tyson Foods, Inc.
09/28/2023	3.900%	296,000	300,464
Total			1,232,287
Health Care 0.8%
Becton Dickinson and Co.
06/06/2024	3.363%	360,000	363,200
Cigna Corp.(b)
3-month USD LIBOR + 0.890% 07/15/2023	1.131%	375,000	377,593
Thermo Fisher Scientific, Inc.(b)
SOFR + 0.350% 04/18/2023	0.640%	400,000	399,527
Total			1,140,320
Healthcare Insurance 0.2%
Anthem, Inc.
12/01/2022	2.950%	325,000	327,178
Independent Energy 0.2%
Pioneer Natural Resources Co.
05/15/2023	0.550%	275,000	268,876

4	Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.8%
BP Capital Markets PLC
11/06/2022	2.500%	300,000	301,345
Chevron USA, Inc.(b)
3-month USD LIBOR + 0.200% 08/11/2023	0.577%	400,000	399,287
Shell International Finance BV(b)
3-month USD LIBOR + 0.400% 11/13/2023	0.795%	425,000	425,976
Total			1,126,608
Life Insurance 0.8%
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	222,000	209,742
New York Life Global Funding(a),(b)
SOFR + 0.220% 02/02/2023	0.510%	209,000	208,664
Pricoa Global Funding I(a)
09/21/2022	2.450%	410,000	411,829
Principal Life Global Funding II(a)
01/08/2024	0.500%	425,000	408,560
Total			1,238,795
Media and Entertainment 0.4%
Magallanes, Inc.(a),(b)
SOFR + 1.780% 03/15/2024	2.070%	340,000	343,009
Walt Disney Co. (The)(b)
3-month USD LIBOR + 0.390% 09/01/2022	0.913%	302,000	302,175
Total			645,184
Midstream 1.2%
Enbridge, Inc.
10/04/2023	0.550%	122,000	118,236
02/16/2024	2.150%	158,000	155,885
Energy Transfer Partners LP
02/01/2023	3.600%	250,000	251,453
Enterprise Products Operating LLC
02/15/2024	3.900%	260,000	264,813
Kinder Morgan, Inc.
01/15/2023	3.150%	250,000	250,990
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	325,000	327,898
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	200,000	195,805
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
11/15/2023	4.500%	279,000	284,958
Total			1,850,038
Pharmaceuticals 1.3%
AbbVie, Inc.(b)
3-month USD LIBOR + 0.650% 11/21/2022	1.130%	400,000	400,643
Amgen, Inc.
08/19/2023	2.250%	370,000	369,934
AstraZeneca PLC
05/26/2023	0.300%	350,000	342,534
Bristol-Myers Squibb Co.
11/13/2023	0.537%	425,000	413,288
Roche Holdings, Inc.(a),(b)
SOFR + 0.330% 09/11/2023	0.620%	350,000	349,883
Total			1,876,282
Property & Casualty 0.5%
American International Group, Inc.
02/15/2024	4.125%	325,000	332,859
Chubb INA Holdings, Inc.
03/13/2023	2.700%	93,000	93,652
Loews Corp.
05/15/2023	2.625%	350,000	350,633
Total			777,144
Railroads 0.3%
CSX Corp.
08/01/2024	3.400%	145,000	146,887
Union Pacific Corp.
01/15/2023	2.950%	335,000	337,309
Total			484,196
Technology 1.6%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	350,000	354,209
Fidelity National Information Services, Inc.
03/01/2023	0.375%	350,000	343,914
International Business Machines Corp.
02/12/2024	3.625%	203,000	206,918
Microchip Technology, Inc.
02/15/2024	0.972%	315,000	302,216
NXP BV/Funding LLC(a)
03/01/2024	4.875%	85,000	87,411
Oracle Corp.
09/15/2023	2.400%	335,000	333,670

Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2022	5

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.730% 01/30/2023	1.029%	425,000	426,833
RELX Capital, Inc.
03/16/2023	3.500%	335,000	337,886
Total			2,393,057
Transportation Services 0.2%
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	275,000	274,693
United Parcel Service, Inc.(b)
3-month USD LIBOR + 0.380% 05/16/2022	0.839%	50,000	50,033
Total			324,726
Wireless 0.2%
American Tower Corp.
01/31/2023	3.500%	325,000	328,222
Wirelines 0.7%
AT&T, Inc.(b)
3-month USD LIBOR + 1.180% 06/12/2024	1.983%	525,000	532,181
Verizon Communications, Inc.(b)
SOFR + 0.500% 03/22/2024	0.790%	500,000	499,162
Total			1,031,343
Total Corporate Bonds & Notes (Cost $34,808,147)			34,352,847

Foreign Government Obligations(e) 0.4%

Canada 0.4%
Province of Ontario
01/24/2023	1.750%	345,000	345,191
Province of Quebec
02/13/2023	2.625%	342,000	344,506
Total			689,697
Total Foreign Government Obligations (Cost $694,531)			689,697

Residential Mortgage-Backed Securities - Non-Agency 3.0%

Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	3.037%	690,693	691,532
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	1.049%	275,000	272,595
CFMT LLC(a),(f)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	253,241	249,356
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M1
30-day Average SOFR + 0.650% 01/25/2034	0.749%	91,196	91,190
Oceanview Trust(a),(f)
CMO Series 2021-1 Class A
12/29/2051	1.219%	493,832	487,754
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	272,725	263,187
Towd Point Mortgage Trust(a),(f)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	745,619	734,615
VCAT Asset Securitization LLC(a),(f)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	954,307	910,839
VCAT LLC(a),(f)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	622,905	596,041
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	256,572	246,350
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $4,675,919)			4,543,459

Treasury Bills 0.5%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.5%
U.S. Treasury Bills
05/19/2022	0.300%	700,000	699,720
Total Treasury Bills (Cost $699,925)			699,720

U.S. Government & Agency Obligations 0.5%

Federal Farm Credit Banks Funding Corp.(b)
SOFR + 0.050% 08/22/2023	0.320%	280,000	279,983
SOFR + 0.060% 12/27/2023	0.330%	425,000	425,419
Total U.S. Government & Agency Obligations (Cost $705,000)			705,402

6	Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2022 (Unaudited)
Money Market Funds 35.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(g),(h)	53,751,032	53,729,531
Total Money Market Funds (Cost $53,734,474)		53,729,531
Total Investments in Securities (Cost: $121,245,900)		120,335,730
Other Assets & Liabilities, Net		29,433,278
Net Assets		149,769,008
At March 31, 2022, securities and/or cash totaling $16,791,718 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	22	05/2022	USD	2,260,060	749,052	—
Brent Crude	40	07/2022	USD	3,977,200	586,252	—
Brent Crude	9	07/2022	USD	894,870	—	(1,978)
Brent Crude	24	09/2022	USD	2,322,000	467,526	—
Brent Crude	1	09/2022	USD	96,750	—	(66)
Brent Crude	7	11/2022	USD	660,450	16,241	—
Brent Crude	19	11/2022	USD	1,792,650	—	(41,032)
Coffee	2	05/2022	USD	169,800	32,639	—
Coffee	8	07/2022	USD	679,350	68,341	—
Coffee	1	09/2022	USD	84,638	4,252	—
Coffee	7	09/2022	USD	592,463	—	(11,063)
Coffee	17	12/2022	USD	1,426,088	—	(64,657)
Copper	14	05/2022	USD	1,662,850	42,721	—
Copper	13	07/2022	USD	1,545,538	159,088	—
Copper	13	09/2022	USD	1,544,725	144,586	—
Copper	13	12/2022	USD	1,542,450	84,624	—
Corn	35	05/2022	USD	1,310,313	306,149	—
Corn	72	07/2022	USD	2,638,800	486,128	—
Corn	54	09/2022	USD	1,879,875	353,807	—
Corn	111	12/2022	USD	3,794,813	377,165	—
Cotton	25	05/2022	USD	1,696,125	253,458	—
Cotton	11	05/2022	USD	746,295	—	(18,645)
Cotton	7	07/2022	USD	462,245	102,239	—
Cotton	25	12/2022	USD	1,391,000	190,363	—
Gas Oil	22	05/2022	USD	2,217,600	722,092	—
Gas Oil	11	07/2022	USD	1,027,950	279,540	—
Gas Oil	11	09/2022	USD	986,700	298,954	—
Gas Oil	1	09/2022	USD	89,700	—	(728)
Gas Oil	19	11/2022	USD	1,656,800	124,516	—
Gas Oil	6	11/2022	USD	523,200	—	(5,034)
Gold 100 oz.	12	06/2022	USD	2,344,800	229,296	—
Gold 100 oz.	22	08/2022	USD	4,310,900	352,646	—
Gold 100 oz.	59	12/2022	USD	11,637,750	522,532	—
Gold 100 oz.	7	12/2022	USD	1,380,750	—	(5,421)
Lean Hogs	58	06/2022	USD	2,798,500	264,120	—
Lean Hogs	14	07/2022	USD	676,900	37,147	—
Lean Hogs	36	10/2022	USD	1,408,320	111,934	—
Lean Hogs	20	12/2022	USD	699,200	9,112	—
Live Cattle	13	06/2022	USD	713,050	36,950	—
Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2022	7

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Live Cattle	17	08/2022	USD	938,910	21,513	—
Live Cattle	32	10/2022	USD	1,848,640	27,369	—
Live Cattle	16	12/2022	USD	955,520	5,821	—
Natural Gas	74	04/2022	USD	4,175,080	1,384,960	—
Natural Gas	44	06/2022	USD	2,532,640	807,577	—
Natural Gas	51	08/2022	USD	2,922,810	929,319	—
Natural Gas	107	10/2022	USD	6,213,490	1,284,527	—
Nickel	8	05/2022	USD	1,540,560	432,155	—
Nickel	6	07/2022	USD	1,156,032	477,522	—
Nickel	6	09/2022	USD	1,155,420	446,118	—
Nickel	6	11/2022	USD	1,154,628	349,494	—
NY Harbor ULSD Heat Oil	14	04/2022	USD	1,976,209	446,596	—
NY Harbor ULSD Heat Oil	6	06/2022	USD	783,493	182,464	—
NY Harbor ULSD Heat Oil	6	08/2022	USD	753,505	207,018	—
NY Harbor ULSD Heat Oil	13	10/2022	USD	1,592,245	63,626	—
Primary Aluminum	19	05/2022	USD	1,656,377	84,115	—
Primary Aluminum	16	07/2022	USD	1,397,200	342,650	—
Primary Aluminum	16	09/2022	USD	1,394,000	320,356	—
Primary Aluminum	16	11/2022	USD	1,386,600	135,472	—
RBOB Gasoline	18	04/2022	USD	2,382,080	451,423	—
RBOB Gasoline	6	06/2022	USD	762,980	182,732	—
RBOB Gasoline	7	08/2022	USD	844,515	216,962	—
RBOB Gasoline	15	10/2022	USD	1,651,482	52,211	—
Silver	6	05/2022	USD	753,990	83,182	—
Silver	11	07/2022	USD	1,386,110	101,909	—
Silver	11	09/2022	USD	1,390,675	157,361	—
Silver	13	12/2022	USD	1,651,780	78,717	—
Silver	10	12/2022	USD	1,270,600	—	(19,561)
Soybean	11	05/2022	USD	890,038	180,278	—
Soybean	23	07/2022	USD	1,837,700	378,523	—
Soybean	77	11/2022	USD	5,468,925	307,239	—
Soybean Meal	60	05/2022	USD	2,805,000	223,981	—
Soybean Meal	24	07/2022	USD	1,102,560	283,407	—
Soybean Meal	78	12/2022	USD	3,209,700	189,997	—
Soybean Oil	7	05/2022	USD	293,748	58,673	—
Soybean Oil	11	05/2022	USD	461,604	—	(24,925)
Soybean Oil	25	07/2022	USD	1,029,600	155,237	—
Soybean Oil	81	12/2022	USD	3,088,044	264,426	—
Sugar #11	24	04/2022	USD	523,891	18,639	—
Sugar #11	37	06/2022	USD	800,621	15,795	—
Sugar #11	73	09/2022	USD	1,581,238	130,141	—
Sugar #11	37	02/2023	USD	806,422	2,930	—
Wheat	12	05/2022	USD	603,600	123,580	—
Wheat	4	05/2022	USD	205,950	63,211	—
Wheat	6	05/2022	USD	308,925	—	(19,362)
Wheat	15	05/2022	USD	754,500	—	(66,743)
Wheat	21	07/2022	USD	1,052,100	263,152	—
Wheat	26	07/2022	USD	1,338,675	190,647	—
Wheat	1	07/2022	USD	51,488	—	(754)
Wheat	12	09/2022	USD	615,150	134,626	—
Wheat	1	09/2022	USD	49,450	—	(3,979)
Wheat	20	12/2022	USD	972,750	186,001	—
Wheat	12	12/2022	USD	612,450	107,248	—
Wheat	12	12/2022	USD	612,450	—	(23,956)
Wheat	24	12/2022	USD	1,167,300	—	(50,255)
White Sugar #5	21	09/2022	USD	1,038,450	245,897	—
WTI Crude	38	04/2022	USD	3,810,640	1,124,184	—
WTI Crude	29	06/2022	USD	2,809,520	626,741	—
8	Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
WTI Crude	15	06/2022	USD	1,453,200	—	(34,049)
WTI Crude	47	08/2022	USD	4,386,040	1,014,659	—
WTI Crude	32	10/2022	USD	2,900,480	268,574	—
Zinc	29	05/2022	USD	3,046,813	283,430	—
Zinc	9	07/2022	USD	938,588	232,408	—
Zinc	9	09/2022	USD	923,963	198,571	—
Zinc	9	11/2022	USD	903,713	108,021	—
Total					24,066,855	(392,208)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(48)	06/2022	USD	(10,172,250)	90,735	—
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $30,245,813, which represents 20.19% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2022.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	51,438,236	20,330,453	(18,030,567)	(8,591)	53,729,531	(1,985)	19,526	53,751,032
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2022	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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